Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 6.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	101.40%
Innovator Equity Dual Directional 15 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 572.81 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.50%
Innovator Equity Dual Directional 15 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 681.95 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.00%
Innovator Equity Dual Directional 15 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 743.09 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.80%)
Innovator Equity Dual Directional 15 Buffer ETF™ - January | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: 579.66 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(23.50%)